Goodwill - Key Assumptions of Significant Cash-generating Unit (Details)	Dec. 31, 2025
Disclosure of information for cash-generating units [line items]
Longer-term growth rate	3.50%
Average GMV Growth
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	18.80%
WACC
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	19.70%